Significant capital and funding transactions (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Common Shares Issued

	For the three months ended
	April 30, 2021		April 30, 2020
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	324	$25	314	$26
Purchased for cancellation (3)	–	–	(867)	(11)
	324	$25	(553)	$15

	For the six months ended
	April 30, 2021		April 30, 2020
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	820	$61	547	$44
Purchased for cancellation (3)	–	–	(7,860)	(97)
	820	$61	(7,313)	$(53)

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and six months ended April 30, 2021 and April 30, 2020, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three and six months ended April 30, 2021, we did not purchase for cancellation any common shares. During the three months ended April 30, 2020, we purchased for cancellation common shares at a total fair value of $87 million (average cost of
$
100.34 per share), with a book value of $11 million (book value of $12.35 per share). During the six months ended April 30, 2020, we purchased for cancellation common shares at a total fair value of $814 million (average cost of $103.62 per share), with a book value of $97 million (book value of $12.34 per share).